Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information - FaZe Clan Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information [Line Items]
Number of Shares, Options Outstanding and Exercisable as of beginning balance	5,340,000
Weighted- Average Exercise Price Per Share, Options Outstanding and Exercisable as of beginning balance (in Dollars per share)	$ 5
Weighted- Average Remaining Contractual Life in Years, Options Outstanding and Exercisable as of beginning balance	18 years 9 months 18 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding and Exercisable as of beginning balance (in Dollars)
Number of Shares, Options Outstanding as of ending balance	8,942,575	5,340,000
Weighted- Average Exercise Price Per Share, Options Outstanding as of ending balance (in Dollars per share)	$ 1.22	$ 5
Weighted- Average Remaining Contractual Life in Years, Options Outstanding as of ending balance	9 years 1 month 17 days	18 years 9 months 18 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding as of ending balance (in Dollars)
Number of Shares, Options Vested and Exercisable as of ending balance	4,732,492
Weighted- Average Exercise Price Per Share, Options Vested and Exercisable as of ending balance (in Dollars per share)	$ 1.53
Weighted- Average Remaining Contractual Life in Years, Options Vested and Exercisable as of ending balance	8 years 8 months 12 days	18 years 9 months 18 days
Aggregate Intrinsic Value of In-the-Money Options, Options Vested and Exercisable as of ending balance (in Dollars)
Number of Shares, Options Granted	6,147,702
Weighted- Average Exercise Price Per Share, Options Granted (in Dollars per share)	$ 0.85
Number of Shares, Options Exercised	(38,541)
Weighted- Average Exercise Price Per Share, Options Exercised (in Dollars per share)	$ 0.85
Number of Shares, Options Forfeited	(61,253)
Weighted- Average Exercise Price Per Share, Options Forfeited	0.85	425,000
Number of Shares, Options Cancelled	(2,400,000)
Weighted- Average Exercise Price Per Share, Options Cancelled (in Dollars per share)	$ 5
Number of Shares, Options Expired	(45,333)
Weighted- Average Exercise Price Per Share, Options Expired (in Dollars per share)	$ 0.85